Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	¥ 14,275,698	$ 2,009,643	¥ 11,772,588
Expected credit loss	¥ 54,894	$ 7,728	¥ 33,247
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.80%	4.80%	2.10%
Expected credit loss	¥ 54,894		¥ 33,247
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	1,148,682		1,549,462
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 521,234		¥ 1,138,365
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.10%	0.10%	0.20%
Expected credit loss	¥ 294		¥ 500
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 350,376		¥ 216,355
Days Past due 91-180 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.80%	0.80%	0.20%
Expected credit loss	¥ 753		¥ 124
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 97,382		¥ 80,132
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	2.20%	2.20%	0.60%
Expected credit loss	¥ 2,067		¥ 372
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 93,015		¥ 63,477
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	59.70%	59.70%	63.10%
Expected credit loss	¥ 51,780		¥ 32,251
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 86,675		¥ 51,133